FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances to banks	£ 6,611	£ 26,902	£ 25,117
Loans and advances to customers	472,498	457,958
Loans and advances designated at fair value through profit or loss	162,878	151,174
Loans and Advances to Banks [Member] | Good Quality [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances to banks	6,351	26,745
Loans and Advances to Banks [Member] | Satisfactory Quality [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances to banks	198	87
Loans and Advances to Banks [Member] | Lower Quality [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances to banks	28	3
Loans and Advances to Banks [Member] | Below Standard, But Not Impaired [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances to banks		53
Loans and Advances to Banks [Member] | Financial assets neither past due nor impaired [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances to banks	6,577	26,888
Loans and advances designated at fair value through profit or loss [Member] | Good Quality [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances designated at fair value through profit or loss	31,548	33,049
Loans and advances designated at fair value through profit or loss [Member] | Satisfactory Quality [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances designated at fair value through profit or loss	42	30
Loans and advances designated at fair value through profit or loss [Member] | Financial assets neither past due nor impaired [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances designated at fair value through profit or loss	31,590	33,079
Retail - Mortgages [Member] | Loans and advances to customers [Member] | Good Quality [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances to customers	294,748	295,286
Retail - Mortgages [Member] | Loans and advances to customers [Member] | Satisfactory Quality [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances to customers	790	814
Retail - Mortgages [Member] | Loans and advances to customers [Member] | Lower Quality [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances to customers	32	39
Retail - Mortgages [Member] | Loans and advances to customers [Member] | Below Standard, But Not Impaired [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances to customers	195	164
Retail - Mortgages [Member] | Loans and advances to customers [Member] | Financial assets neither past due nor impaired [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances to customers	295,765	296,303
Retail - Other [Member] | Loans and advances to customers [Member] | Good Quality [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances to customers	43,145	34,195
Retail - Other [Member] | Loans and advances to customers [Member] | Satisfactory Quality [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances to customers	4,770	4,479
Retail - Other [Member] | Loans and advances to customers [Member] | Lower Quality [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances to customers	286	387
Retail - Other [Member] | Loans and advances to customers [Member] | Below Standard, But Not Impaired [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances to customers	696	417
Retail - Other [Member] | Loans and advances to customers [Member] | Financial assets neither past due nor impaired [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances to customers	48,897	39,478
Commercial [Member] | Loans and advances to customers [Member] | Good Quality [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances to customers	81,121	72,083
Commercial [Member] | Loans and advances to customers [Member] | Satisfactory Quality [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances to customers	30,154	30,433
Commercial [Member] | Loans and advances to customers [Member] | Lower Quality [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances to customers	4,807	6,433
Commercial [Member] | Loans and advances to customers [Member] | Below Standard, But Not Impaired [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances to customers	314	415
Commercial [Member] | Loans and advances to customers [Member] | Financial assets neither past due nor impaired [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances to customers	116,396	109,364
Total [Member] | Loans and advances to customers [Member] | Financial assets neither past due nor impaired [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances to customers	£ 461,058	£ 445,145